     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2004

    REGISTRATION NOS. 2-94915, 33-02813, 33-13386, 33-21320, 33-28038, 33-34403,
                                                                       33-39606,
                                                33-49519, 33-53085 AND 333-76661
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                       ---------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 19
                                       TO
                                    FORM S-6

                       ---------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                       ---------------------------------

A. EXACT NAME OF TRUST:

                           THE MERRILL LYNCH FUND OF
                  STRIPPED ("ZERO") U.S. TREASURY SECURITIES,
                     SERIES B, C, D, E, F, G, H, J, K AND L
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITOR:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

C. COMPLETE ADDRESS OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                              DEFINED ASSET FUNDS
                              POST OFFICE BOX 9051
                            PRINCETON, NJ 08543-9051

D. NAMES AND COMPLETE ADDRESSES OF AGENT FOR SERVICE:

  ANDREW DONOHUE, ESQ.                                  NORA M. JORDAN, ESQ.
      P.O. BOX 9011                                     450 Lexington Avenue
     PRINCETON, N.J.                                    New York, N.Y. 10017
       08543-9011

Check box if it is proposed that this filing will become effective on April 29, 2004 pursuant to paragraph (b) of Rule 485. /X/
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           THE MERRILL LYNCH FUND OF STRIPPED
                           ("ZERO") U.S. TREASURY SECURITIES
                           SERIES B-H AND J-L
                           (UNIT INVESTMENT TRUSTS)

                           -  PORTFOLIO OF "ZERO COUPON" U.S. TREASURY
                              SECURITIES
                           - DESIGNED FOR SAFETY OF CAPITAL AND HIGH YIELD TO MATURITY
                           - UNITS SOLD TO SEPARATE ACCOUNTS TO FUND BENEFITS UNDER VARIABLE LIFE INSURANCE POLICIES

                           -----------------------------------------------------
SPONSOR:                   The Securities and Exchange Commission has not
MERRILL LYNCH,             approved or disapproved these Securities or passed
PIERCE, FENNER & SMITH     upon the adequacy of this prospectus. Any
INCORPORATED               representation to the contrary is a criminal offense.

                           Prospectus dated April 29, 2004.

--------------------------------------------------------------------------------

CONTENTS

                                                              PAGE
                                                              ----
Risk/Return Summary...............................                    3
What You Can Expect From Your Investment..........                    6
  Distributions at Maturity.......................                    6
  Records and Reports.............................                    6
The Risk You Face.................................                    6
  Price Risk......................................                    6
Selling or Exchanging Units.......................                    6
  Sponsor's Secondary Market......................                    6
  Selling Units to the Trustee....................                    6
How The Fund Works................................                    6
  Pricing.........................................                    6
  Evaluations.....................................                    6
  Income..........................................                    7
  Expenses........................................                    7
  Portfolio Changes...............................                    7
  Termination.....................................                    7
  Certificates....................................                    8
  Trust Indenture.................................                    8
  Legal Opinion...................................                    8
  Auditors........................................                    8
  Sponsor.........................................                    9
  Trustee.........................................                    9
  Sponsors's Profits..............................                    9
  Code of Ethics..................................                    9
Taxes.............................................                    9
Supplemental Information..........................                    9
Financial Statements..............................                  D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks safety of capital and high yield to maturity by investing in fixed portfolios primarily of Stripped U.S. Treasury securities.

   Units are offered only to separate accounts to fund the benefits under variable insurance policies issued by Monarch Life Insurance Company, Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. These Accounts invest in units in accordance with allocation instructions received by policyowners. Accordingly, the interests of a policyowner in the units are subject to the terms of the insurance policy.

   The rights of the Accounts as holders of units should be distinguished from the rights of the policyowners. Please review the accompanying prospectus for the insurance policies, which describes the rights of and risks to policyowners. The term "you" in this Prospectus refers to the Accounts (or the Sponsor if it holds units).

 2. WHAT ARE STRIPPED U.S. TREASURY SECURITIES?
   These are debt obligations directly issued by the U.S. Treasury. They do not make any periodic payments of interest before maturity and are priced at a deep discount from face amount. They pay a fixed amount of principal at maturity.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund consists of 10 separate series, each containing one unit investment trust. Each trust is designated by the year in which its Stripped Treasury securities mature. Each trust also contains an interest-bearing U.S. Treasury note to provide income to pay the trust's expenses.

 - Unlike a mutual fund, the portfolios of these unit investment trusts are not managed.

 - For each 1,000 units purchased, you will receive a total distribution of approximately $1,000 for units held until maturity of the underlying securities in the trust.

 - The securities in the Fund BUT NOT THE FUND OR THE UNITS are backed by the full faith and credit of the United States.

 - 100% of the trusts consist of U.S. Treasury securities.

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates can reduce the value of the units.

 - Since each portfolio is priced at a deep discount from face amount, unit prices may be subject to greater fluctuations in response to changing interest rates. This risk is greater than on debt securities that pay interest currently and decreases with the time to maturity.

 - If units are sold before the underlying securities mature, the sales price may be less, because market prices of the securities before maturity will vary with changes in interest rates and other factors. The Sponsor has determined not to offer any new trusts and may seek to terminate outstanding trusts. Such termination would result in sale of the securities before maturity and recognition of gains or losses.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want safety of capital with a locked-in yield to maturity. You benefit from a portfolio of U.S. government securities with fixed returns and a stated maturity.

   The Fund is NOT appropriate for you if you want current income or a speculative investment that changes to take advantage of market movements.

 6. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and securities are not sold because of market changes. To lock in the yield on the purchase date, a trust holds securities to maturity unless sales are needed to raise cash for redemptions.

 7. HOW DO I BUY UNITS?
   Each Account buys units from the Sponsor. There is no minimum investment.

   Unit price is based on the net asset value of the trust plus the applicable transaction charge shown below. Any principal cash, and any net accrued but undistributed interest on the unit is added to the unit price. An independent evaluator prices the securities at their offer side values at 3:30 p.m. Eastern time each business day. Unit price varies daily with changes in the prices of the securities in the trust.

 8. HOW DO I SELL UNITS?
   An Account may sell units at any time to the Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any fee when you sell your units.

 9. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   Stripped Treasury securities do not pay interest until they mature; consequently, you should not expect any distributions of interest income. When the Stripped Treasury security matures, the proceeds will be distributed to the Accounts. A distribution will be made in cash two business days following the maturity of the Stripped Treasury security.

   The Accounts (not the policyowners) have significant amounts of income attributed to them annually as original issue discount is accrued on the Stripped Treasury securities.

10. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses the Accounts may pay, directly or indirectly, when they invest in the Fund.

   TRANSACTION CHARGES
   The insurance company initially pays a transaction charge to the Sponsor on the units sold to an Account. The insurance company intends to recover this amount through an asset charge. See the accompanying prospectus for the insurance policies for futher information. The transaction charge is based on the remaining years to maturity of the Stripped Treasury security:

                                                              PERCENT OF
                                                                 OFFER
           REMAINING YEARS TO MATURITY                           PRICE
           ---------------------------                        ----------
Less than 2 years.................................                     0.25%
At least 2 years but less than 3 years............                     0.50
At least 3 years but less than 5 years............                     0.75
At least 5 years but less than 8 years............                     1.00
At least 8 years but less than 13 years...........                     1.50
At least 13 years.................................                     1.75

   UNIT PRICE (as of December 31, 2003)

--------------------------------------------------------------------------------

                                     SERIES B             SERIES C  SERIES D  SERIES E  SERIES F  SERIES G
                           -----------------------------  --------  --------  --------  --------  --------
                                       2005                 2006      2007      2008      2009      2010
                                       TRUST               TRUST     TRUST     TRUST     TRUST     TRUST
                                       -----               -----     -----     -----     -----     -----
Net asset value (based on
offer side
  evaluation of
underlying Securities)                $995.86             $987.91   $946.96   $888.63   $846.73   $791.89
Plus transaction charge               $  2.50             $  4.97   $  7.16   $  6.72   $  8.55   $  8.00
                                      -------             -------   -------   -------   -------   -------
Unit price per 1,000
Units                                 $998.36             $992.88   $954.12   $895.35   $855.28   $799.89

--------------------------------------------------------------------------------

                                          SERIES H             SERIES J  SERIES K  SERIES L
                                -----------------------------  --------  --------  --------
                                            2011                 2013      2014      2019
                                            TRUST               TRUST     TRUST     TRUST
                                            -----               -----     -----     -----
Net asset value (based on
offer side
  evaluation of underlying
Securities)                                $757.67             $671.10   $625.21   $443.54
Plus transaction charge                    $  7.65             $ 10.22   $  9.52   $  7.90
                                           -------             -------   -------   -------
Unit price per 1,000 Units                 $765.32             $681.32   $634.73   $451.44

--------------------------------------------------------------------------------

   TRUSTEE'S ANNUAL OPERATING FEE AND EXPENSES PER $1,000 FACE AMOUNT OF UNDERLYING SECURITIES

--------------------------------------------------------------------------------

                   SERIES B             SERIES C  SERIES D  SERIES E  SERIES F  SERIES G
         -----------------------------  --------  --------  --------  --------  --------
                     2005                 2006      2007      2008      2009      2010
                     TRUST               TRUST     TRUST     TRUST     TRUST     TRUST
                     -----               -----     -----     -----     -----     -----
                     $0.35               $0.35     $0.35     $0.35     $0.35     $0.35

--------------------------------------------------------------------------------

Series H  Series J  Series K  Series L
--------  --------  --------  --------
  2011      2013      2014      2019
 TRUST     TRUST     TRUST     TRUST
 -----     -----     -----     -----
 $0.35     $0.35     $0.35     $0.35

--------------------------------------------------------------------------------

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

DISTRIBUTIONS

Each trust normally holds any net income and principal received until the Stripped Treasury security matures. However, the Trustee may distribute any available balances in the Income and Capital Accounts once a year, as instructed by the Sponsor.

RECORDS AND REPORTS

The Accounts receive:

- with any distribution, a statement of income and other payments;
- an annual report on Fund transactions; and
- annual tax information. THIS ALSO IS SENT TO THE IRS.

You will receive audited financial statements of the Fund once a year.

THE RISK YOU FACE

PRICE RISK

Investing involves risks, including the risk that your investment before maturity will decline in value if interest rates rise. Generally, the price of Stripped Treasury securities fluctuates more widely than prices of debt securities that pay interest currently. Also, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

SELLING OR EXCHANGING UNITS

SPONSOR'S SECONDARY MARKET

We have agreed to buy back units at their offer side value without any fee or charge. We may resell the units to an Account or to the Trustee.

SELLING UNITS TO THE TRUSTEE

If we fail to maintain a secondary market, an Account can sell units to the Trustee at any time at a price based on the lower bid side evaluation of the securities in the trust. It must deliver instructions to the Trustee (with coordinated delivery or assignment of any outstanding certificates if issued).

Within seven days after receiving a redemption request in proper form, the Trustee will transmit the proceeds as directed by the redemption instructions. An Account may opt to receive securities rather than cash. Contact the Trustee for additional information.

If the trust does not have cash available to pay for units redeemed, the Sponsor will select securities to be sold, based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in receiving less than the unit par value and also reduce the size of the trust.

Payments for units could be delayed:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the securities, less expenses, up to, but not including, the settlement date, which is usually the business day after purchase of the unit.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding

Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current offer prices for the securities or comparable bonds.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid semi-annually. It also benefits when it holds cash for a trust in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the trust's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsor;
  - costs of actions taken to protect a trust and other legal fees and expenses;
  - termination expenses and any governmental charges.

The trusts also pay the Evaluator's fees.

The Trustee's and Evaluator's fees may be adjusted for inflation without investors' approval.

If trust expenses exceed initial estimates, the trust will owe the excess. The Trustee has a lien on trust assets to secure reimbursement of trust expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsor and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of securities that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the trust relative to its original size;
  - level of trust expenses;
  - yield to maturity;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

TERMINATION

Each trust terminates following the stated maturity or sale of the last security in its portfolio. A trust may also terminate earlier with the consent of investors holding 51% of the units or if its total assets are less than 40% of the face amount of securities deposited. We will decide whether to terminate a trust early based on the same factors used in deciding whether or not to offer units in the secondary market.

When a trust is about to terminate the Account will receive a notice, and it will be unable to sell units of the trust after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will bear your share of the expenses associated with termination, including costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. An Account may transfer certificates by complying with the requirements for redeeming certificates, described above. It can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsor, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in a trust without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsor determines that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsor and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the trusts; or
  - continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsor and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent auditors, audited the Financial Statements included in this Prospectus.

SPONSOR

The Sponsor is:

MERRILL LYNCH, PIERCE, FENNER & SMITH
INCORPORATED (a wholly-owned subsidiary
of Merrill Lynch & Co., Inc.), P.O. Box
9051, Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

JPMorganChase Bank, Unit Investment Trust Department, 14201 Dallas Parkway, Dallas, TX 75240, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

SPONSOR'S PROFITS

Upon the sale of units, the Sponsor receives the transaction charge from an Account (as set out above). The Sponsor also realizes a profit or loss on each deposit of securities in a trust.

In maintaining a secondary market, the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys units and the prices at which it resells or redeems those units.

CODE OF ETHICS

The Fund and the Sponsor have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following discussion relates only to the Accounts as holders of units, and not to policyowners. The separate prospectus for the insurance policies, attached, describes tax consequences to policyowners.

In the opinion of our counsel, under existing law:

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each Stripped Treasury security in the Fund.

The zero coupon bonds will be considered to have been issued at an "original issue discount" for federal income tax purposes. As a result, you will be required to include original issue discount in respect of the zero coupon bonds as it accrues, in accordance with a constant yield method based on a compounding of interest.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in the Fund's portfolio and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsor, Trustee and Holders
  of The Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series B (2005 Trust),
  Series C (2006 Trust), Series D (2007 Trust),
  Series E (2008 Trust), Series F (2009 Trust),
  Series G (2010 Trust), Series H (2011 Trust),
  Series J (2013 Trust), Series K (2014 Trust) and
  Series L (2019 Trust) (the Funds):

We have audited the accompanying statements of condition of the Funds, including the portfolios, as of December 31, 2003 and the related statements of operations, changes in net assets and financial highlights for the years ended December 31, 2003, 2002 and 2001. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 2003, as shown in such portfolios, were confirmed to us by JPMorgan Chase Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 2003 and the results of their operations, changes in their net assets and their financial highlights for the above-stated years in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

New York, N.Y.
February 16, 2004

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2003

                                                                                                 2005 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1).........................................................         $22,453,079
  Other................................................................................              29,923
                                                                                                -----------

           Total trust property........................................................          22,483,002

LESS LIABILITY - Other.................................................................               5,870
                                                                                                -----------

NET ASSETS (Note 2)....................................................................         $22,477,132
                                                                                                ===========

UNITS OUTSTANDING......................................................................          22,517,888
                                                                                                ===========

UNIT VALUE.............................................................................         $    .99819
                                                                                                ===========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF OPERATIONS

                                                                                                     2005 TRUST
                                                                                              YEARS ENDED  DECEMBER 31,
                                                                                       2003             2002             2001
INVESTMENT INCOME:
  Interest income..........................................................         $    8,132       $    8,624       $    9,234
  Accretion of original issue discount.....................................          1,387,934        1,407,731        1,409,908
  Trustee's fees and expenses..............................................             (8,768)          (8,433)          (8,913)
                                                                                    -----------          ------       ----------

  Net investment income....................................................          1,387,298        1,407,922        1,410,229
                                                                                    ----------        ---------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold.........................................            163,268          159,484          158,137
  Unrealized appreciation (depreciation) of
    investments............................................................         (1,007,621)         365,412          421,188
                                                                                    ----------          -------       ----------

  Realized and unrealized gain (loss) on
    investments............................................................           (844,353)         524,896          579,325
                                                                                    ----------          -------       ----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..........................................................         $  542,945       $1,932,818       $1,989,554
                                                                                    ==========       ==========       ==========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     2005 TRUST
                                                                                              YEARS ENDED  DECEMBER 31,
                                                                                       2003             2002             2001
OPERATIONS:

  Net investment income....................................................         $ 1,387,298      $ 1,407,922      $ 1,410,229
  Realized gain on securities sold.........................................             163,268          159,484          158,137
  Unrealized appreciation (depreciation)
    of investments.........................................................          (1,007,621)         365,412          421,188
                                                                                    ------------         -------      -----------

  Net increase in net assets
    resulting from operations..............................................             542,945        1,932,818        1,989,554
                                                                                    -----------      -----------      -----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units.............................................             636,566          265,474
  Redemptions of units.....................................................          (1,962,707)      (1,549,663)      (1,196,780)
                                                                                    -----------      -----------      -----------

  Net capital share transactions...........................................          (1,326,141)      (1,284,189)      (1,196,780)
                                                                                    ------------      ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................            (783,196)         648,629          792,774

NET ASSETS, BEGINNING OF YEAR  ............................................          23,260,328       22,611,699       21,818,925
                                                                                    -----------       ----------      -----------

NET ASSETS, END OF YEAR ...................................................         $22,477,132      $23,260,328      $22,611,699
                                                                                    ===========      ===========      ===========

UNIT VALUE, END OF YEAR ...................................................             $.99819          $.97489          $.89620
                                                                                        =======          =======          =======

UNITS OUTSTANDING, END OF YEAR.............................................          22,517,888       23,859,363       25,230,507
                                                                                     ==========       ==========       ==========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2003

                                                                                                 2006 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1).........................................................          $8,459,197
  Other................................................................................               2,320
                                                                                                 ----------

           Total trust property........................................................           8,461,517

LESS LIABILITY - Other.................................................................               2,145
                                                                                                 ----------

NET ASSETS (Note 2)....................................................................          $8,459,372
                                                                                                 ==========

UNITS OUTSTANDING......................................................................           8,551,584
                                                                                                  =========

UNIT VALUE.............................................................................             $.98922
                                                                                                    =======

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF OPERATIONS

                                                                                                      2006 TRUST
                                                                                                YEARS ENDED DECEMBER 31,
                                                                                       2003              2002             2001
INVESTMENT INCOME:
  Interest income..........................................................             $ 2,616         $  3,097         $  3,473
  Accretion of original issue discount.....................................             440,197          497,368          508,874
  Trustee's fees and expenses..............................................              (5,698)          (2,110)          (3,389)
                                                                                       --------           ------         --------

  Net investment income....................................................             437,115          498,355          508,958
                                                                                       --------          -------          -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:

  Realized gain on securities sold.........................................              88,593          158,388           35,310
  Unrealized appreciation (depreciation)
    of investments.........................................................            (287,012)         252,503          206,747
                                                                                      ---------          -------          -------

  Realized and unrealized gain (loss) on
    investments............................................................            (198,419)         410,891          242,057
                                                                                      ---------          -------          -------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..........................................................           $ 238,696         $909,246         $751,015
                                                                                      =========         ========         ========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     2006 TRUST
                                                                                              YEARS ENDED DECEMBER 31,
                                                                                       2003             2002             2001
OPERATIONS:
  Net investment income....................................................          $  437,115       $  498,355       $  508,958
  Realized gain on securities sold.........................................              88,593          158,388           35,310
  Unrealized appreciation (depreciation)
    of investments.........................................................            (287,012)         252,503          206,747
                                                                                     ----------          -------       ----------

  Net increase in net assets
    resulting from operations..............................................             238,696          909,246          751,015
                                                                                     ----------          -------       ----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units.............................................             281,566          687,239          493,108
  Redemptions of units.....................................................          (1,018,572)      (1,876,324)        (429,408)
                                                                                     ----------       ----------       ----------

  Net capital share transactions...........................................            (737,006)      (1,189,085)          63,700
                                                                                     -----------       ----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS......................................            (498,310)        (279,839)         814,715

NET ASSETS, BEGINNING OF YEAR..............................................           8,957,682        9,237,521        8,422,806
                                                                                     ----------        ---------        ---------

NET ASSETS, END OF YEAR....................................................          $8,459,372       $8,957,682       $9,237,521
                                                                                     ==========       ==========       ==========

UNIT VALUE, END OF YEAR....................................................             $.98922          $.96137          $.86495
                                                                                        =======          =======          =======

UNITS OUTSTANDING, END OF YEAR.............................................           8,551,584        9,317,577       10,679,800
                                                                                      =========        =========       ==========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2003

                                                                                                 2007 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1).........................................................         $12,855,149
  Other................................................................................               3,135
                                                                                                 ----------

            Total trust property.......................................................          12,858,284

LESS LIABILITY - Other.................................................................               2,710
                                                                                                 ----------

NET ASSETS (Note 2)....................................................................         $12,855,574
                                                                                                ===========

UNITS OUTSTANDING......................................................................          13,556,865
                                                                                                ===========

UNIT VALUE.............................................................................             $.94827
                                                                                                    =======

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF OPERATIONS

                                                                                                     2007 TRUST
                                                                                              YEARS ENDED DECEMBER 31,
                                                                                       2003             2002             2001
INVESTMENT INCOME:
  Interest income..........................................................         $     4,834       $    5,156       $    5,117
  Accretion of original issue discount.....................................             817,606          828,929          794,959
  Trustee's fees and expenses..............................................              (7,479)          (3,710)          (5,046)
                                                                                     ----------           ------       ----------

  Net investment income....................................................             814,961          830,375          795,030
                                                                                     ----------          -------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:

  Realized gain on securities sold.........................................             334,889          171,587          190,946
  Unrealized appreciation (depreciation) of
    investments............................................................            (772,678)         678,504          (53,314)
                                                                                    -----------          -------       ----------
  Realized and unrealized gain (loss) on
    investments............................................................            (437,789)         850,091          137,632
                                                                                    -----------          -------       ----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..........................................................         $   377,172       $1,680,466       $  932,662
                                                                                    ===========       ==========       ==========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     2007 TRUST
                                                                                              YEARS ENDED DECEMBER 31,
                                                                                       2003             2002             2001
OPERATIONS:
  Net investment income....................................................         $   814,961      $   830,375      $   795,030
  Realized gain on securities sold.........................................             334,889          171,587          190,946
  Unrealized appreciation (depreciation)
    of investments.........................................................            (772,678)         678,504          (53,314)
                                                                                    -----------          -------      -----------

  Net increase in  net assets
    resulting from operations..............................................             377,172        1,680,466          932,662
                                                                                      ---------        ---------      -----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units.............................................             105,870        1,824,852          504,774
  Redemptions of units.....................................................          (1,733,578)      (1,126,590)      (1,067,997)
                                                                                    -----------       ----------      -----------

  Net capital share transactions...........................................          (1,627,708)         698,262         (563,223)
                                                                                    -----------     ------------      -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................          (1,250,536)       2,378,728          369,439

NET ASSETS, BEGINNING OF YEAR..............................................          14,106,110       11,727,382       11,357,943
                                                                                    -----------       ----------      -----------

NET ASSETS, END OF YEAR....................................................         $12,855,574      $14,106,110      $11,727,382
                                                                                    ===========      ===========      ===========

UNIT VALUE, END OF YEAR....................................................             $.94827          $.92221          $.81219
                                                                                        =======          =======          =======

UNITS OUTSTANDING, END OF YEAR.............................................          13,556,865       15,295,903       14,439,289
                                                                                     ==========       ==========       ==========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2003

                                                                                                 2008 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1).........................................................         $19,455,678
  Other................................................................................              39,517
                                                                                                -----------

            Total trust property.......................................................          19,495,195

LESS LIABILITY - Other.................................................................               8,434
                                                                                                -----------

NET ASSETS (Note 2)....................................................................         $19,486,761
                                                                                                ===========

UNITS OUTSTANDING......................................................................          21,863,722
                                                                                                ===========

UNIT VALUE.............................................................................             $.89128
                                                                                                    =======

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF OPERATIONS

                                                                                                     2008 TRUST
                                                                                              YEARS ENDED DECEMBER 31,
                                                                                       2003             2002             2001
INVESTMENT INCOME
  Interest income..........................................................          $    8,485       $    9,224       $    9,885
  Accretion of original issue
    discount...............................................................           1,256,106        1,275,881        1,266,053
  Trustee's fees and expenses..............................................              (9,973)          (6,237)          (9,057)
                                                                                     ----------           ------       ----------

  Net investment income....................................................           1,254,618        1,278,868        1,266,881
                                                                                     ----------        ---------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:

  Realized gain on securities sold.........................................             453,466          327,879          293,403
  Unrealized appreciation (depreciation)
    of investments.........................................................          (1,127,028)       1,328,579         (238,550)
                                                                                    -----------        ---------       ----------

  Realized and unrealized gain (loss)
    on investments.........................................................            (673,562)       1,656,458           54,853
                                                                                    -----------        ---------       ----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS................................................         $   581,056       $2,935,326       $1,321,734
                                                                                    ===========       ==========       ==========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  2008 TRUST
                                                                                           YEARS ENDED DECEMBER 31,
                                                                                       2003             2002             2001
OPERATIONS:
  Net investment income....................................................         $ 1,254,618      $ 1,278,868      $ 1,266,881
  Realized gain on securities sold.........................................             453,466          327,879          293,403
  Unrealized appreciation (depreciation) of
    investments............................................................          (1,127,028)       1,328,579         (238,550)
                                                                                   ------------        ---------      -----------

  Net increase in net assets
    resulting from operations..............................................             581,056        2,935,326        1,321,734
                                                                                   ------------        ---------      -----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional Units.............................................             285,675          366,830          362,917
  Redemptions of Units.....................................................          (2,368,441)      (1,722,177)      (1,551,578)
                                                                                   ------------       ----------       ----------

  Net capital share transactions...........................................          (2,082,766)      (1,355,347)      (1,188,661)
                                                                                   ------------       ----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................          (1,501,710)       1,579,979          133,073

NET ASSETS, BEGINNING OF YEAR..............................................          20,988,471       19,408,492       19,275,419
                                                                                    -----------       ----------       ----------

NET ASSETS, END OF YEAR....................................................         $19,486,761      $20,988,471      $19,408,492
                                                                                    ===========      ===========      ===========

UNIT VALUE, END OF YEAR....................................................             $.89128          $.86615          $.74870
                                                                                        =======          =======          =======

UNITS OUTSTANDING, END OF YEAR.............................................          21,863,722       24,231,803       25,922,871
                                                                                     ==========       ==========       ==========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2003

                                                                                    2009 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1).............................................        $ 6,750,260
  Other....................................................................              8,493
                                                                                     ---------

            Total trust property...........................................          6,758,753

LESS LIABILITY - Other.....................................................              2,136
                                                                                    ----------

NET ASSETS (Note 2)........................................................         $6,756,617
                                                                                    ==========

UNITS OUTSTANDING..........................................................          7,960,320
                                                                                    ==========

UNIT VALUE.................................................................            $.84879
                                                                                       =======

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF OPERATIONS

                                                                                                     2009 TRUST
                                                                                              YEARS ENDED DECEMBER 31,
                                                                                      2003              2002            2001
INVESTMENT INCOME:
  Interest income..........................................................         $    3,274         $   4,575      $  5,099
  Accretion of original issue discount.....................................            423,268           580,850       625,798
  Trustee's fees and expenses..............................................             (6,067)           (3,389)       (4,928)
                                                                                     ---------            ------      --------

  Net investment income....................................................            420,475           582,036       625,969
                                                                                     ---------           -------       -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold.........................................            327,483           726,063       331,775
  Unrealized appreciation (depreciation) of
    investments............................................................           (507,586)          122,573      (398,934)
                                                                                    ----------           -------      --------

  Realized and unrealized gain (loss) on
    investments............................................................           (180,103)          848,636       (67,159)
                                                                                    ----------           -------       -------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..........................................................        $   240,372       $ 1,430,672      $558,810
                                                                                   ===========       ===========      ========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     2009 TRUST
                                                                                             YEARS ENDED DECEMBER 31,
                                                                                      2003              2002             2001
OPERATIONS:
  Net investment income....................................................         $  420,475       $  582,036       $   625,969
  Realized gain on securities sold.........................................            327,483          726,063           331,775
  Unrealized appreciation (depreciation) of
    investments............................................................           (507,586)         122,573          (398,934)
                                                                                   -----------       ----------       -----------

  Net increase in net assets
    resulting from operations..............................................            240,372        1,430,672           558,810
                                                                                   -----------        ---------       ------------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units.............................................            593,434           98,130
  Redemptions of units.....................................................         (1,377,428)      (3,200,441)       (1,648,300)
                                                                                    ----------       ----------        ----------

  Net capital share transactions...........................................           (783,994)      (3,102,311)       (1,648,300)
                                                                                    ----------       ----------        ----------

NET DECREASE IN NET ASSETS.................................................           (543,622)      (1,671,639)       (1,089,490)

NET ASSETS, BEGINNING OF YEAR..............................................          7,300,239        8,971,878        10,061,368
                                                                                    ----------        ---------        ----------

NET ASSETS, END OF YEAR....................................................         $6,756,617       $7,300,239       $ 8,971,878
                                                                                    ==========       ==========       ===========

UNIT VALUE, END OF YEAR....................................................            $.84879          $.82383           $.70187
                                                                                       =======          =======           =======

UNITS OUTSTANDING, END OF YEAR.............................................          7,960,320        8,861,379        12,782,888
                                                                                     =========       ==========        ==========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2003

                                                                                                 2010 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1).........................................................          $8,932,930
  Other................................................................................               5,694
                                                                                                 ----------

           Total trust property........................................................           8,938,624

LESS LIABILITY - Other.................................................................                 705
                                                                                                 ----------


NET ASSETS (Note 2)....................................................................          $8,937,919
                                                                                                 ==========

UNITS OUTSTANDING......................................................................          11,262,865
                                                                                                 ==========

UNIT VALUE.............................................................................             $.79357
                                                                                                    =======

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF OPERATIONS

                                                                                                     2010 TRUST
                                                                                              YEARS ENDED  DECEMBER 31,
                                                                                       2003              2002            2001
INVESTMENT INCOME:
  Interest income..........................................................          $    4,302         $  4,346         $  5,721
  Accretion of original issue discount.....................................             405,668          532,521          551,096
  Trustee's fees and expenses..............................................              (6,608)          (3,735)          (5,481)
                                                                                     -----------          ------         --------

  Net investment income....................................................             403,362          533,132          551,336
                                                                                     -----------         -------          -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold.........................................             147,476          609,128          201,355
  Unrealized appreciation (depreciation) of
    investments............................................................            (231,355)         221,123         (242,927)
                                                                                     ----------         --------         --------

  Realized and unrealized gain (loss) on
    investments............................................................             (83,879)         830,251          (41,572)
                                                                                     ----------          -------          -------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..........................................................          $  319,483       $1,363,383         $509,764
                                                                                     ==========       ==========         ========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      2010 TRUST
                                                                                              YEARS ENDED  DECEMBER 31,
                                                                                       2003             2002              2001
OPERATIONS:
  Net investment income....................................................           $ 403,362       $  533,132       $  551,336
  Realized gain on securities sold.........................................             147,476          609,128          201,355
  Unrealized appreciation (depreciation) of
    investments............................................................            (231,355)         221,123         (242,927)
                                                                                      ---------          -------       ----------

  Net increase in net assets
    resulting from operations..............................................             319,483        1,363,383          509,764
                                                                                       --------        ---------       ----------

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units.............................................           2,140,231        7,543,019        1,244,620
  Redemptions of units.....................................................          (1,669,663)      (9,161,571)      (2,431,196)
                                                                                     ----------       ----------       ----------

  Net capital share transactions...........................................             470,568       (1,618,552)      (1,186,576)
                                                                                     ----------       ----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................             790,051         (255,169)        (676,812)

NET ASSETS, BEGINNING OF YEAR..............................................           8,147,868        8,403,037        9,079,849
                                                                                     ----------        ---------        ---------

NET ASSETS, END OF YEAR....................................................         $ 8,937,919       $8,147,868       $8,403,037
                                                                                    ===========       ==========       ==========

UNIT VALUE, END OF YEAR....................................................             $.79357          $.76695          $.64941
                                                                                        =======          =======          =======

UNITS OUTSTANDING, END OF YEAR.............................................          11,262,865       10,623,686       12,939,587
                                                                                     ==========       ==========       ==========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2003

                                                                                                 2011 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1).........................................................          $2,594,030
  Other................................................................................                 808
                                                                                                 ----------

           Total trust property........................................................           2,594,838

LESS LIABILITY - Other.................................................................               1,779
                                                                                                 ----------

NET ASSETS (Note 2)....................................................................          $2,593,059
                                                                                                 ==========

UNITS OUTSTANDING......................................................................           3,419,012
                                                                                                 ==========

UNIT VALUE.............................................................................             $.75842
                                                                                                    =======

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF OPERATIONS

                                                                                                    2011 TRUST
                                                                                             YEARS ENDED DECEMBER 31,
                                                                                      2003             2002             2001
INVESTMENT INCOME:
  Interest income..........................................................          $ 1,184         $  1,606         $  2,162
  Accretion of original issue discount.....................................          135,279          183,885          212,973
  Trustee's fees and expenses..............................................           (4,544)          (1,127)          (2,179)
                                                                                    --------           ------         --------

  Net investment income....................................................          131,919          184,364          212,956
                                                                                    --------          -------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed.............................           22,162          178,859           40,534
  Unrealized appreciation (depreciation) of
  investments..............................................................          (66,033)          74,537         (117,746)
                                                                                    --------           ------         --------

  Realized and unrealized gain (loss) on
  investments..............................................................          (43,871)         253,396          (77,212)
                                                                                    --------          -------         --------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..........................................................         $ 88,048         $437,760         $135,744
                                                                                    ========         ========         ========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     2011 TRUST
                                                                                              YEARS ENDED DECEMBER 31,
                                                                                        2003             2002             2001
OPERATIONS:
  Net investment income....................................................           $ 131,919       $  184,364       $  212,956
  Realized gain on securities sold.........................................              22,162          178,859           40,534
  Unrealized appreciation (depreciation)
    of investments.........................................................             (66,033)          74,537         (117,746)
                                                                                    -----------           ------       ----------

  Net increase in net assets
    resulting from operations..............................................              88,048          437,760          135,744
                                                                                    -----------          -------       ----------

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units.............................................                              122,153          527,888
  Redemption of units......................................................            (192,872)      (1,626,807)        (312,909)
                                                                                    ------------      ----------       ----------

  Net capital share transactions...........................................            (192,872)      (1,504,654)         214,979
                                                                                    -----------       ----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................            (104,824)      (1,066,894)         350,723

NET ASSETS, BEGINNING OF YEAR..............................................           2,697,883        3,764,777        3,414,054
                                                                                     ----------        ---------       ----------

NET ASSETS, END OF YEAR....................................................          $2,593,059       $2,697,883       $3,764,777
                                                                                     ==========       ==========       ==========

UNIT VALUE, END OF YEAR....................................................             $.75842          $.73329          $.62196
                                                                                        =======          =======          =======

UNITS OUTSTANDING, END OF YEAR.............................................           3,419,012        3,679,171        6,053,123
                                                                                      =========        =========        =========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2003

                                                                                                 2013 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1).........................................................          $1,022,419
  Other................................................................................                 454
                                                                                                 ----------

           Total trust property........................................................           1,022,873

LESS LIABILITY - Other.................................................................               1,330
                                                                                                -----------

NET ASSETS (Note 2)....................................................................          $1,021,543
                                                                                                 ==========

UNITS OUTSTANDING......................................................................           1,520,648
                                                                                                 ==========

UNIT VALUE.............................................................................             $.67178
                                                                                                    =======

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF OPERATIONS

                                                                                                   2013 TRUST
                                                                                             YEARS ENDED DECEMBER 31,
                                                                                       2003            2002           2001
INVESTMENT INCOME:
  Interest income..........................................................         $      570       $    828       $    913
  Accretion of original issue discount.....................................             65,263         80,824         87,893
  Trustee's fees and expenses..............................................             (3,008)        (1,249)          (999)
                                                                                    ----------         ------      ---------

  Net investment income....................................................             62,825         80,403         87,807
                                                                                    ----------        -------       --------

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed............................................................            165,831         77,567         96,217
  Unrealized appreciation (depreciation) of
    investments............................................................           (174,682)       106,082       (143,759)
                                                                                      --------        -------       --------

  Realized and unrealized gain (loss) on
    investments............................................................             (8,851)       183,649        (47,542)
                                                                                    ----------        -------        -------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS................................................         $   53,974       $264,052       $ 40,265
                                                                                    ==========       ========       ========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    2013 TRUST
                                                                                              YEARS ENDED DECEMBER 31,
                                                                                       2003            2002            2001
OPERATIONS:
  Net investment income....................................................           $ 62,825      $   80,403      $   87,807
  Realized gain on securities sold.........................................            165,831          77,567          96,217
  Unrealized appreciation (depreciation) of
    investments............................................................           (174,682)        106,082        (143,759)
                                                                                   -----------         -------      ----------

  Net increase in net assets resulting
    from operations........................................................             53,974         264,052          40,265
                                                                                     ---------         -------      ----------

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units.............................................            168,778         196,510
  Redemption of units......................................................           (595,784)       (344,820)       (461,849)
                                                                                    ----------        --------      ----------

  Net capital share transactions...........................................           (427,006)       (148,310)       (461,849)
                                                                                    -----------       --------      ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................           (373,032)        115,742        (421,584)

NET ASSETS, BEGINNING OF YEAR..............................................          1,394,575       1,278,833       1,700,417
                                                                                     ---------       ---------       ---------

NET ASSETS, END OF YEAR....................................................         $1,021,543      $1,394,575      $1,278,833
                                                                                    ==========      ==========      ==========

UNIT VALUE, END OF YEAR....................................................            $.67178         $.65262         $.53919
                                                                                       =======         =======         =======

UNITS OUTSTANDING, END OF YEAR.............................................          1,520,648       2,136,887       2,371,779
                                                                                     =========       =========       =========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 2003

                                                                                                 2014 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1).........................................................         $10,881,258
  Other................................................................................              31,702
                                                                                                -----------

           Total trust property........................................................          10,912,960

LESS LIABILITY - Other.................................................................               2,739
                                                                                                -----------

NET ASSETS (Note 2)....................................................................         $10,910,221
                                                                                                ===========

UNITS OUTSTANDING......................................................................          17,369,611
                                                                                                ===========

UNIT VALUE.............................................................................             $.62812
                                                                                                    =======

                       See Notes to Financial Statements.

 THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS

                                                                                                     2014 TRUST
                                                                                              YEARS ENDED DECEMBER 31,
                                                                                        2003            2002            2001
INVESTMENT INCOME:
  Interest income..........................................................             $ 6,866      $    8,728      $   11,985
  Accretion of original issue discount.....................................             646,213         782,191       1,005,555
  Trustee's fees and expenses..............................................              (8,899)         (5,843)        (10,489)
                                                                                     ----------          ------      ----------

  Net investment income....................................................             644,180         785,076       1,007,051
                                                                                     ----------         -------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on securities sold..................................             277,338        (231,261)          8,879
  Unrealized appreciation (depreciation)
    of investments.........................................................            (456,071)      1,921,934        (594,799)
                                                                                      ---------       ---------      ----------

  Realized and unrealized gain (loss)
    on investments.........................................................            (178,733)      1,690,673        (585,920)
                                                                                      ---------       ---------      ----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS................................................           $ 465,447      $2,475,749      $  421,131
                                                                                      =========      ==========      ==========

                       See Notes to Financial Statements.

 THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     2014 TRUST
                                                                                              YEARS ENDED DECEMBER 31,
                                                                                       2003             2002             2001
OPERATIONS:
  Net investment income....................................................           $ 644,180      $   785,076      $ 1,007,051
  Realized gain (loss) on securities sold..................................             277,338         (231,261)           8,879
  Unrealized appreciation (depreciation)
    of investments.........................................................            (456,071)       1,921,934         (594,799)
                                                                                    -----------        ---------      -----------

  Net increase in net assets resulting
    from operations........................................................             465,447        2,475,749          421,131
                                                                                    -----------        ---------      -----------

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Redemptions of units.....................................................          (3,209,436)      (3,931,298)      (4,517,841)
                                                                                    -----------       ----------      -----------

  Net capital share transactions...........................................          (3,209,436)      (3,931,298)      (4,517,841)
                                                                                    -----------       ----------      -----------

NET DECREASE IN NET ASSETS.................................................          (2,743,989)      (1,455,549)      (4,096,710)

NET ASSETS, BEGINNING OF YEAR..............................................          13,654,210       15,109,759       19,206,469
                                                                                    -----------       ----------      -----------

NET ASSETS, END OF YEAR....................................................         $10,910,221      $13,654,210      $15,109,759
                                                                                    ===========      ===========      ===========

UNIT VALUE, END OF YEAR....................................................             $.62812          $.60458          $.49773
                                                                                        =======          =======          =======

UNITS OUTSTANDING, END OF YEAR.............................................          17,369,611       22,584,706       30,357,639
                                                                                     ==========       ==========       ==========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES L

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2003

                                                                                               2019 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1).........................................................       $  2,638,775
  Other................................................................................              1,913
                                                                                                ----------

           Total trust property........................................................          2,640,688

LESS LIABILITY - Other.................................................................              2,696
                                                                                               -----------

NET ASSETS (Note 2)....................................................................        $ 2,637,992
                                                                                               ===========

UNITS OUTSTANDING......................................................................          5,933,027
                                                                                                ==========

UNIT VALUE.............................................................................            $.44463
                                                                                                   =======

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES L

STATEMENTS OF OPERATIONS

                                                                                                2019 TRUST
                                                                                           YEARS ENDED DECEMBER 31,
                                                                                      2003           2002           2001
INVESTMENT INCOME:
  Interest income..........................................................         $  1,527          1,281       $   3,422
  Accretion of original issue discount.....................................          107,228        128,210         245,289
  Trustee's fees and expenses..............................................           (4,763)        (1,461)         (2,779)
                                                                                    --------         ------       ---------

  Net investment income....................................................          103,992        128,030         245,932
                                                                                    --------        -------       ---------

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
  Realized gain (loss) on securities sold
    or redeemed............................................................           32,281        (58,538)        264,600
  Unrealized appreciation (depreciation) of
    investments............................................................          (27,634)       210,579        (633,178)
                                                                                    --------        -------       ---------

  Realized and unrealized gain (loss) on
    investments............................................................            4,647        152,041        (368,578)
                                                                                    --------        -------       ---------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................................................         $108,639       $280,071       $(122,646)
                                                                                    ========       ========       =========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES L

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    2019 TRUST
                                                                                              YEARS ENDED DECEMBER 31,
                                                                                        2003            2002             2001
OPERATIONS:
  Net investment income....................................................          $  103,992         128,030       $  245,932
  Realized gain (loss) on securities sold..................................              32,281         (58,538)         264,600
  Unrealized appreciation (depreciation) of
    investments............................................................             (27,634)        210,579         (633,178)
                                                                                     ----------         -------       ----------

  Net increase (decrease) in net assets resulting
    from operations........................................................             108,639         280,071         (122,646)
                                                                                     ----------         -------       ----------

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units.............................................           2,350,083                        1,886,183
  Redemption of units......................................................            (810,913)     (2,331,257)      (2,596,412)
                                                                                      ---------      ----------       ----------

  Net capital share transactions...........................................           1,539,170      (2,331,257)        (710,229)
                                                                                      ---------      ----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................           1,647,809      (2,051,186)        (832,875)

NET ASSETS, BEGINNING OF YEAR...........................................                990,183       3,041,369        3,874,244
                                                                                     ----------      ----------       ----------

NET ASSETS, END OF YEAR....................................................         $ 2,637,992      $  990,183       $3,041,369
                                                                                    ===========      ==========       ==========

UNIT VALUE, END OF YEAR....................................................             $.44463         $.43108          $.35817
                                                                                        =======         =======          =======

UNITS OUTSTANDING, END OF YEAR.............................................           5,933,027       2,296,966        8,491,448
                                                                                      =========       =========        =========

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds are registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     (a) Securities are stated at value as determined by an independent evaluator based on bid side evaluations for the securities.

     (b) Cost of securities is based on offering side evaluations for the securities at Dates of Deposit. Cost of securities subsequent to such dates has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities. Realized gain and loss on sales of securities are determined using the first-in, first-out cost basis.

     (c) The Funds are not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, DECEMBER 31, 2003

     Series B (2005 Trust)

     Cost of 22,517,888 units at Dates of Deposit...................................         $ 5,938,062
     Less sales charge..............................................................             103,916
                                                                                             -----------
     Net amount applicable to Holders...............................................           5,834,146
     Realized gain on securities sold...............................................           7,484,441
     Unrealized appreciation of investments.........................................           1,265,358
     Redemptions of units - redemption amounts less net cost
       of units redeemed............................................................            (664,306)
     Undistributed net investment income............................................           8,557,493
                                                                                             -----------

     Net assets.....................................................................         $22,477,132
                                                                                             ===========

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

2.   NET ASSETS, DECEMBER 31, 2003 (Continued)

     Series C (2006 Trust)

     Cost of 8,551,584 units at Dates of Deposit.......................................      $ 2,643,164
     Less sales charge.................................................................           46,255
                                                                                             -----------
     Net amount applicable to Holders..................................................        2,596,909
     Realized gain on securities sold..................................................        2,163,249
     Unrealized appreciation of investments............................................          630,581
     Redemptions of units - net cost of units redeemed plus
       redemption amounts..............................................................          865,445
     Undistributed net investment income...............................................        2,203,188
                                                                                             -----------

     Net assets........................................................................      $ 8,459,372
                                                                                             ===========

      Series D (2007 Trust)

     Cost of 13,556,865 units at Dates of Deposit......................................      $ 2,811,228
     Less sales charge.................................................................           56,225
                                                                                             -----------
     Net amount applicable to Holders..................................................        2,755,003
     Realized gain on securities sold..................................................        5,834,737
     Unrealized appreciation of investments............................................        1,655,694
     Redemptions of units - net cost of units redeemed less
       redemption amounts..............................................................       (2,031,793)
     Undistributed net investment income...............................................        4,641,933
                                                                                             -----------

     Net assets........................................................................      $12,855,574
                                                                                             ===========

      Series E (2008 Trust)

     Cost of 21,863,722 units at Dates of Deposit......................................      $ 4,398,078
     Less sales charge.................................................................           87,962
                                                                                              ----------
     Net amount applicable to Holders..................................................        4,310,116
     Realized gain on securities sold..................................................       12,343,167
     Unrealized appreciation of investments............................................        3,271,310
     Redemptions of units - net cost of units redeemed less
       redemption amounts..............................................................       (9,000,340)
     Undistributed net investment income...............................................        8,562,508
                                                                                             -----------

     Net assets........................................................................      $19,486,761
                                                                                             ===========

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

2.   NET ASSETS, DECEMBER 31, 2003 (Continued)

     Series F (2009 Trust)

     Cost of 7,960,320 units at Dates of Deposit.......................................       $1,758,913
     Less sales charge.................................................................           17,589
                                                                                              ----------
     Net amount applicable to Holders..................................................        1,741,324
     Realized gain on securities sold..................................................        1,592,277
     Unrealized appreciation of investments............................................        1,153,322
     Redemptions of units - net cost of units redeemed less
       redemption amounts..............................................................         (294,064)
     Undistributed net investment income...............................................        2,563,758
                                                                                              ----------

     Net assets........................................................................       $6,756,617
                                                                                              ==========

      Series G (2010 Trust)

     Cost of 11,262,865 units at Dates of Deposit......................................       $3,399,926
     Less sales charge.................................................................           67,999
                                                                                              ----------
     Net amount applicable to Holders..................................................        3,331,927
     Realized gain on securities sold..................................................        4,103,517
     Unrealized appreciation of investments............................................          398,648
     Redemptions of units - net cost of units redeemed plus
       redemption amounts..............................................................          630,984
     Undistributed net investment income...............................................          472,843
                                                                                              ----------

     Net assets........................................................................       $8,937,919
                                                                                              ==========

      Series H (2011 Trust)

     Cost of 3,419,012 units at Dates of Deposit.......................................       $  911,714
     Less sales charge.................................................................           18,234
                                                                                              ----------
     Net amount applicable to Holders..................................................          893,480
     Realized gain on securities sold..................................................          936,023
     Unrealized appreciation of investments............................................          357,145
     Redemptions of units - net cost of units redeemed less
       redemption amounts..............................................................           (9,600)
     Undistributed net investment income...............................................          416,011
                                                                                              ----------

     Net assets........................................................................       $2,593,059
                                                                                              ==========

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

2.   NET ASSETS, DECEMBER 31, 2003 (Continued)

     Series J (2013 Trust)

     Cost of 1,520,648 units at Dates of Deposit.......................................      $   414,745
     Less sales charge.................................................................            8,295
                                                                                              ----------
     Net amount applicable to Holders..................................................          406,450
     Realized gain on securities sold..................................................          359,671
     Unrealized appreciation of investments............................................          139,594
     Redemptions of units - net cost of units redeemed less
       redemption amounts..............................................................         (103,119)
     Undistributed net investment income...............................................          218,947
                                                                                             -----------

     Net assets........................................................................      $ 1,021,543
                                                                                             ===========

      Series K (2014 Trust)

     Cost of 17,369,611 units at Dates of Deposit......................................      $ 5,483,202
     Less sales charge.................................................................          109,664
                                                                                             -----------
     Net amount applicable to Holders..................................................        5,373,538
     Realized gain on securities sold..................................................        3,138,065
     Unrealized depreciation of investments............................................        1,326,622
     Redemptions of units - net cost of units redeemed less
       redemption amounts..............................................................       (1,265,858)
     Undistributed net investment income...............................................        2,337,854
                                                                                             -----------

     Net assets........................................................................      $10,910,221
                                                                                             ===========

      Series L (2019 Trust)

     Cost of 5,933,027 units at Dates of Deposit.......................................      $ 1,903,949
     Less sales charge.................................................................           37,984
                                                                                             -----------
     Net amount applicable to Holders..................................................        1,865,965
     Realized gain on securities sold..................................................          345,869
     Unrealized depreciation of investments............................................           37,518
     Redemptions of units - net cost of units redeemed plus
       redemption amounts..............................................................          302,393
     Undistributed net investment income...............................................           86,247
                                                                                             -----------

     Net assets........................................................................     $  2,637,992
                                                                                            ============

3.   CAPITAL SHARE TRANSACTIONS

     Additional units were issued as follows:

        SERIES             TRUST                    2003                     2002                       2001
        B                   2005                   645,127                   285,302                          0
        C                   2006                   288,936                   746,800                    611,979
        D                   2007                   113,787                 2,176,201                    664,938
        E                   2008                   325,305                   471,327                    507,371
        F                   2009                   715,890                   124,841                          0
        G                   2010                 2,761,442                10,956,031                  1,985,325
        H                   2011                         0                   235,078                    868,594
        J                   2013                   256,249                   351,342                          0
        K                   2014                         0                         0                          0
        L                   2019                 5,491,685                         0                  5,064,626

     Units were redeemed as follows:

     SERIES                TRUST                    2003                     2002                       2001
        B                   2005                 1,986,602                 1,656,446                  1,326,470
        C                   2006                 1,054,929                 2,109,023                    524,718
        D                   2007                 1,852,825                 1,319,587                  1,324,897
        E                   2008                 2,693,386                 2,162,395                  2,164,432
        F                   2009                 1,616,949                 4,046,350                  2,427,800
        G                   2010                 2,122,263                13,271,932                  3,692,548
        H                   2011                   260,159                 2,609,030                    527,486
        J                   2013                   872,488                   586,234                    880,115
        K                   2014                 5,215,095                 7,772,933                  9,102,525
        L                   2019                 1,855,624                 6,194,482                  7,243,610

     Units may be redeemed at the office of the Trustee upon tender thereof, generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee will redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At December 31, 2003, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

5.   DISTRIBUTIONS

     It is anticipated that each Trust will not make any distributions until the first business day following the maturity of its holdings in the Stripped Treasury Securities which are noninterest-bearing.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 2003

            PORTFOLIO NO.                                                          ADJUSTED
            AND TITLE OF           INTEREST                         FACE             COST             VALUE
             SECURITIES              RATE        MATURITIES        AMOUNT          (NOTE A)         (NOTE A)
Series B (2005 Trust)

1    Stripped Treasury
       Securities (Note B)              0%         2/15/05       $22,653,940      $21,099,052      $22,379,020
2    U.S. Treasury Bonds            11.625        11/15/04            67,866           88,669           74,059
                                                                 -----------      -----------      -----------

     Total                                                       $22,721,806      $21,187,721      $22,453,079
                                                                 ===========      ===========      ===========

Series C (2006 Trust)

1    Stripped Treasury
       Securities (Note B)              0%        2/15/06        $ 8,765,000      $ 7,793,942      $ 8,426,573
2    U.S. Treasury Bonds             9.375        2/15/06             28,200           34,674           32,624
                                                                 -----------      -----------       ----------

     Total                                                       $ 8,793,200      $ 7,828,616      $ 8,459,197
                                                                 ===========      ===========      ===========

Series D (2007 Trust)

1    Stripped Treasury
       Securities (Note B)              0%        2/15/07        $13,822,000      $11,143,877      $12,799,344
2    U.S. Treasury Bonds             9.375        2/15/06             48,236           55,578           55,805
                                                                 -----------      -----------      -----------

     Total                                                       $13,870,236      $11,199,455      $12,855,149
                                                                 ===========      ===========      ===========

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 2003

            PORTFOLIO NO.                                                          ADJUSTED
            AND TITLE OF           INTEREST                       FACE               COST            VALUE
             SECURITIES              RATE        MATURITIES      AMOUNT            (NOTE A)         (NOTE A)
Series E (2008 Trust)

1    Stripped Treasury
     Securities (Note B)                 0%        2/15/08       $21,837,000      $16,086,214      $19,355,443
2        U.S. Treasury Bonds          9.375        2/15/06            86,640           98,154          100,235
                                                                 -----------       ----------      -----------

     Total                                                       $21,923,640      $16,184,368      $19,455,678
                                                                 ===========      ===========      ===========

 Series F (2009 Trust)

 1   Stripped Treasury
       Securities (Note B)              0%         2/15/09        $7,967,000       $5,557,781       $6,711,592
 2   U.S. Treasury Bonds             9.375         2/15/06            33,423           39,157           38,668
                                                                  ----------       ----------       ----------

     Total                                                        $8,000,423       $5,596,938       $6,750,260
                                                                  ==========       ==========       ==========

 Series G (2010 Trust)

1    Stripped Treasury
     Securities (Note B)                 0%        2/15/10       $11,135,000       $8,479,453       $8,879,873
2        U.S. Treasury Bonds          9.375        2/15/06            45,861           54,829           53,057
                                                                 -----------       ----------       ----------

     Total                                                       $11,180,861       $8,534,282       $8,932,930
                                                                 ===========       ==========       ==========

Series H (2011 Trust)

1    Stripped Treasury
       Securities (Note B)               0%        2/15/11        $3,422,000       $2,221,175       $2,578,347
U.S. Treasury Bonds                   9.375        2/15/06            13,556           15,710           15,683
                                                                  ----------       ----------       ----------

     Total                                                        $3,435,556       $2,236,885       $2,594,030
                                                                  ==========       ==========       ==========

Series J (2013 Trust)

1    Stripped Treasury
     Securities (Note B)                 0%       02/15/13        $1,513,000       $  875,784       $1,015,521
2        U.S. Treasury Bonds         10.375       11/15/12(C)          5,399            7,041            6,898
                                                                  ----------       ----------       ----------

     Total                                                        $1,518,399       $  882,825       $1,022,419
                                                                  ==========       ==========       ==========

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 2003

            PORTFOLIO NO.                                                          ADJUSTED
            AND TITLE OF           INTEREST                          FACE            COST             VALUE
             SECURITIES              RATE        MATURITIES         AMOUNT         (NOTE A)         (NOTE A)
Series K (2014 Trust)

1    Stripped Treasury
     Securities (Note B)                 0%        2/15/14       $17,120,000      $ 9,468,183      $10,793,235
2        U.S. Treasury Bonds         11.250        2/15/15            54,931           86,453           88,023
                                                                 -----------       ----------      -----------

     Total                                                       $17,174,931      $ 9,554,636      $10,881,258
                                                                 ===========      ===========      ===========

Series L (2019 Trust)

1    Stripped Treasury
     Securities (Note B)                 0%        2/15/19       $ 5,749,000    $   2,549,173    $   2,605,717
2      U.S. Treasury Bonds            8.875        2/15/19            23,092           33,194           33,058
                                                                 -----------      -----------      -----------

     Total                                                       $ 5,772,092    $   2,582,367    $   2,638,775
                                                                 ===========    =============    =============

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO PORTFOLIOS
AS OF DECEMBER 31, 2003

Note A - See Note 1 to Financial Statements.

Note B - Stripped Treasury Securities consist of one or more of the following types of securities: (a) U.S. Treasury debt obligations which have been stripped of their remaining interest coupons, (b) interest coupons which have been stripped from U.S. Treasury debt obligations, and (c) receipts or certificates for underlying stripped U.S. Treasury debt obligations. The receipts or certificates evidence ownership of future interest or principal payments on U.S. Treasury notes or bonds. The receipts or certificates are issued in registered form by a major bank which acts as custodian and nominal holder of the underlying stripped U.S. Treasury debt obligation. The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. The Stripped Treasury Securities do not make any periodic payments of interest.

Note C - Callable at par commencing 11/15/07.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES B - L
FINANCIAL HIGHLIGHTS

December 31, 2003

                                                      2005         2006         2007         2008         2009         2010
                                                     TRUST        TRUST        TRUST        TRUST        TRUST        TRUST
                                                     -----        -----        -----        -----        -----        -----
Per Unit Operating Performance:
 Net asset value, beginning of period              $ 0.97489    $ 0.96137    $ 0.92221    $ 0.86615    $ 0.82383    $ 0.76695
                                                   --------------------------------------------------------------------------
Operating profit                                     0.06010      0.05214      0.05736      0.05537      0.05083      0.03677
Expenses                                           (0.00038)    (0.00066)    (0.00052)    (0.00044)    (0.00072)    (0.00059)
                                                   --------------------------------------------------------------------------
Net investment income                                0.05972      0.05148      0.05684      0.05493      0.05011      0.03618
Realized and unrealized gain (loss) on investments (0.03635)    (0.02336)    (0.03054)    (0.02949)    (0.02146)    (0.00752)
                                                   --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                     0.02337      0.02812      0.02630      0.02544      0.02865      0.02866
                                                   --------------------------------------------------------------------------
Net capital share transactions                     (0.00007)    (0.00027)    (0.00024)    (0.00031)    (0.00369)    (0.00204)
                                                   --------------------------------------------------------------------------
Net asset value, end of period                     $ 0.99819    $ 0.98922    $ 0.94827    $ 0.89128    $ 0.84879    $ 0.79357
                                                   ==========================================================================

Total Return                                           2.37%        2.86%        2.81%        2.90%        3.42%        3.62%

Ratio to Average Net Assets:
 Expense                                             (0.04)%      (0.07)%      (0.06)%      (0.05)%      (0.09)%      (0.07)%
 Net investment income                                 6.06%        5.24%        6.08%        6.26%        5.97%        4.58%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES B - L
FINANCIAL HIGHLIGHTS

December 31, 2003

                                                      2011         2013         2014         2019
                                                     TRUST        TRUST        TRUST        TRUST
                                                     -----        -----        -----        -----
Per Unit Operating Performance:
 Net asset value, beginning of period              $ 0.73329    $ 0.65262    $ 0.60458    $ 0.43108
                                                   ------------------------------------------------

Operating profit                                     0.03906      0.04257      0.03395      0.02438
Expenses                                           (0.00130)    (0.00195)    (0.00047)    (0.00107)
                                                   ------------------------------------------------
Net investment income                                0.03776      0.04062      0.03348      0.02331
Realized and unrealized gain (loss) on investments (0.01256)    (0.00572)    (0.00929)      0.00104
                                                   ------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                     0.02520      0.03490      0.02419      0.02436
                                                   ------------------------------------------------
Net capital share transactions                     (0.00007)    (0.01574)    (0.00065)    (0.01081)
                                                   ------------------------------------------------
Net asset value, end of period                     $ 0.75842    $ 0.67178    $ 0.62812    $ 0.44463
                                                   ================================================

Total Return                                           3.35%        5.15%        3.89%        5.54%
Ratio to Average Net Assets:
 Expense                                             (0.17)%      (0.29)%      (0.07)%      (0.24)%
 Net investment income                                 5.03%        6.07%        5.38%        5.30%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES B - L
FINANCIAL HIGHLIGHTS

DECEMBER 31, 2002

                                                      2005         2006         2007         2008         2009         2010
                                                     TRUST        TRUST        TRUST        TRUST        TRUST        TRUST
                                                     -----        -----        -----        -----        -----        -----
Per Unit Operating Performance:
 Net asset value, beginning of period              $ 0.89620    $ 0.86495    $ 0.81219    $ 0.74870    $ 0.70187    $ 0.64941
                                                   --------------------------------------------------------------------------
Operating profit                                     0.05754      0.05092      0.05435      0.05091      0.04832      0.04510
Expenses                                           (0.00034)    (0.00021)    (0.00024)    (0.00025)    (0.00028)    (0.00031)
                                                   --------------------------------------------------------------------------
Net investment income                                0.05720      0.05071      0.05411      0.05066      0.04804      0.04479
Realized and unrealized gain (loss) on investments   0.02133      0.04180      0.05539      0.06562      0.07005      0.06974
                                                   --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                     0.07853      0.09251      0.10950      0.11628      0.11809      0.11453
                                                   --------------------------------------------------------------------------
Net capital share transactions                       0.00016      0.00391      0.00052      0.00117      0.00387      0.00301
                                                   --------------------------------------------------------------------------
Net asset value, end of period                     $ 0.97489    $ 0.96137    $ 0.92221    $ 0.86615    $ 0.82383    $ 0.76695
                                                   ==========================================================================
Total Return                                           8.41%       10.18%       12.75%       14.57%       15.77%       16.48%

Ratio to Average Net Assets:
 Expense                                             (0.04)%      (0.03)%      (0.03)%      (0.03)%      (0.04)%      (0.05)%
 Net investment income                                 6.13%        5.58%        6.30%        6.35%        6.42%        6.44%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES B - L
FINANCIAL HIGHLIGHTS

DECEMBER 31, 2002

                                                      2011         2013         2014         2019
                                                     TRUST        TRUST        TRUST        TRUST
                                                     -----        -----        -----        -----
Per Unit Operating Performance:
 Net asset value, beginning of period              $ 0.62196    $ 0.53919    $ 0.49773    $ 0.35817
                                                   ------------------------------------------------

Operating profit                                     0.04257      0.03604      0.03197      0.03486
Expenses                                           (0.00026)    (0.00055)    (0.00024)    (0.00039)
                                                   ------------------------------------------------
Net investment income                                0.04231      0.03549      0.03173      0.03447
Realized and unrealized gain (loss) on investments   0.05816      0.08107      0.06834      0.04093
                                                   ------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                     0.10047      0.11656      0.10007      0.07540
                                                   ------------------------------------------------
Net capital share transactions                       0.01086    (0.00313)      0.00678    (0.00249)
                                                   ------------------------------------------------
Net asset value, end of period                     $ 0.73329    $ 0.65262    $ 0.60458    $ 0.43108
                                                   ================================================

Total Return                                          15.12%       19.96%       18.40%       18.71%

Ratio to Average Net Assets:
 Expense                                             (0.04)%      (0.09)%      (0.04)%      (0.10)%
 Net investment income                                 6.37%        6.08%        5.83%        8.55%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES B - L
FINANCIAL HIGHLIGHTS

DECEMBER 31, 2001

                                                      2005         2006         2007         2008         2009         2010
                                                     TRUST        TRUST        TRUST        TRUST        TRUST        TRUST
                                                     -----        -----        -----        -----        -----        -----
Per Unit Operating Performance:
 Net asset value, beginning of period              $ 0.82159    $ 0.79516    $ 0.75222    $ 0.69889    $ 0.66147    $ 0.61992
                                                   --------------------------------------------------------------------------

Operating profit                                     0.05386      0.04752      0.05251      0.04736      0.04634      0.03769
Expenses                                           (0.00034)    (0.00031)    (0.00033)    (0.00034)    (0.00036)    (0.00037)
                                                   --------------------------------------------------------------------------
Net investment income                                0.05352      0.04721      0.05218      0.04702      0.04598      0.03732
Realized and unrealized gain (loss) on investments   0.02199      0.02245      0.00903      0.00204     (0.00493)    (0.00281)
                                                   --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                     0.07551      0.06966      0.06121      0.04906      0.04105      0.03451
                                                   --------------------------------------------------------------------------
Net capital share transactions                     (0.00090)      0.00013    (0.00124)      0.00075    (0.00065)    (0.00502)
                                                   --------------------------------------------------------------------------
Net asset value, end of period                     $ 0.89620    $ 0.86495    $ 0.81219    $ 0.74870    $ 0.70187    $ 0.64941
                                                   ==========================================================================

Total Return                                           8.73%        8.32%        7.76%        6.71%        5.92%        5.39%

Ratio to Average Net Assets:
 Expense                                             (0.04)%      (0.04)%      (0.04)%      (0.05)%      (0.05)%      (0.06)%
 Net investment income                                 6.19%        5.64%        6.62%        6.43%        6.63%        5.83%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES B - L
FINANCIAL HIGHLIGHTS

DECEMBER 31, 2001

                                                      2011         2013         2014         2019
                                                     TRUST        TRUST        TRUST        TRUST
                                                     -----        -----        -----        -----
Per Unit Operating Performance:
 Net asset value, beginning of period              $ 0.59770    $ 0.52290    $ 0.48673    $ 0.36308
                                                   ------------------------------------------------

Operating profit                                     0.03578      0.03543      0.02987      0.02533
Expenses                                           (0.00036)    (0.00040)    (0.00031)    (0.00028)
                                                   ------------------------------------------------
Net investment income                                0.03542      0.03503      0.02956      0.02505
Realized and unrealized gain (loss) on investments (0.01284)    (0.01897)    (0.01720)    (0.03755)
                                                   ------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                     0.02258      0.01606      0.01236    (0.01250)
                                                   ------------------------------------------------
Net capital share transactions                       0.00168      0.00023     (0.00136)     0.00759
                                                   ------------------------------------------------
Net asset value, end of period                     $ 0.62196    $ 0.53919    $ 0.49773    $ 0.35817
                                                   ------------------------------------------------

Total Return                                           3.66%        2.98%        2.46%      (3,39)%

Ratio to Average Net Assets:
 Expense                                             (0.06)%      (0.07)%      (0.06)%      (0.08)%
 Net investment income                                 5.74%        6.49%        5.89%        6.79%

              DEFINED
            ASSET FUNDS-REGISTERED TRADEMARK-

HAVE QUESTIONS ?                         THE MERRILL LYNCH FUND OF STRIPPED
Request the most recent free             ("ZERO") U.S TREASURY SECURITIES,
Information Supplement                   SERIES B-H AND J-L
that gives more details about            (A Unit Investment Trust)
the Fund, by calling:                    ---------------------------------------
JPMorganChase Bank                       This Prospectus does not contain
1-800-323-1508                           complete information about the
                                         investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file numbers:
                                         2-94915, 33-02813, 33-13386, 33-21320,
                                         33-28038, 33-34403, 33-39606, 33-49519,
                                         33-53085 and 333-76661);
                                         - Investment Company Act of 1940 (file
                                         no. 811-3965).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         This Prospectus may be used as a
                                         preliminary prospectus for a future
                                         series, but some of the information in
                                         this Prospectus will be changed for
                                         that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     14850--4/04

                       THE MERRILL LYNCH FUND OF STRIPPED
             ("ZERO") U.S. TREASURY SECURITIES, SERIES B-H AND J-L

                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to Amendment No. 1 to the Registration Statement of Government Securities Income Trust Fund, Freddie Mac Series--12, 1933 Act File No. 33-56849.

                  THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
                  U.S. TREASURY SECURITIES, SERIES B-H AND J-L

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES, SERIES B-H AND J-L CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND, HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 29TH DAY OF APRIL, 2004.

                         SIGNATURES APPEAR ON PAGES R-3

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of the Board of Directors      under Form SE and the following 1933
  of Merrill Lynch, Pierce, Fenner &        Act File Number: 333-70593
  Smith Incorporated:

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)